Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest income
Interest and fees on loans	$ 21,717,394	$ 21,423,462
Interest on debt securities
Taxable	441,808	343,554
Tax-exempt	1,113,250	1,079,093
Dividends	116,943	90,784
Interest on federal funds sold and overnight deposits	17,294	13,384
Total interest income	23,406,689	22,950,277
Interest expense
Interest on deposits	2,078,239	2,515,078
Interest on federal funds purchased and other borrowed funds	88,483	76,250
Interest on repurchase agreements	69,496	62,405
Interest on junior subordinated debentures	409,432	402,011
Total interest expense	2,645,650	3,055,744
Net interest income	20,761,039	19,894,533
Provision for loan losses	510,000	540,000
Net interest income after provision for loan losses	20,251,039	19,354,533
Non-interest income
Service fees	2,565,079	2,624,792
Income from sold loans	947,325	977,702
Other income from loans	738,454	593,093
Net realized gain on sale of securities available-for-sale	17,502	27,838
Other income	881,795	918,326
Total non-interest income	5,150,155	5,141,751
Non-interest expense
Salaries and wages	6,888,352	6,475,000
Employee benefits	2,576,772	2,257,354
Occupancy expenses, net	2,576,496	2,466,714
Other expenses	6,769,353	6,386,912
Total non-interest expense	18,810,973	17,585,980
Income before income taxes	6,590,221	6,910,304
Income tax expense	1,764,630	1,785,396
Net income	$ 4,825,591	$ 5,124,908
Earnings per common share	$ 0.96	$ 1.03
Weighted average number of common shares used in computing earnings per share	4,961,972	4,897,281
Dividends declared per common share	$ 0.64	$ 0.64
Book value per common share outstanding	$ 9.79	$ 9.43